Annual Total Returns - Fidelity Freedom Index 2025 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index 2025 Fund - Institutional Premium Class
Jul. 13, 2021
Bar Chart Table:
Annual Return 2016	7.53%
Annual Return 2017	15.20%
Annual Return 2018	(4.46%)
Annual Return 2019	19.73%
Annual Return 2020	13.58%